Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue
Revenue	$ 1,020.2	$ 844.1
Revenue-based royalties
Revenue
Revenue	274.9	266.7
Streams
Revenue
Revenue	629.2	490.8
Profit-based royalties
Revenue
Revenue	88.7	49.7
Other
Revenue
Revenue	27.4	36.9
Latin America
Revenue
Revenue	502.1	369.2
United States
Revenue
Revenue	178.6	166.6
Canada
Revenue
Revenue	196.9	166.2
Rest of World
Revenue
Revenue	142.6	142.1
Mining
Revenue
Revenue	928.5	728.2
Gold
Revenue
Revenue	718.1	545.8
Provisional price adjustment	(0.1)	0.3
Silver
Revenue
Revenue	106.4	83.2
Platinum-group metals
Revenue
Revenue	86.2	75.6
Provisional price adjustment	5.9	7.8
Other mining commodities
Revenue
Revenue	17.8	23.6
Energy
Revenue
Revenue	$ 91.7	$ 115.9